SEGMENT INFORMATION - Revenue and FFO (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 7,365	$ 7,100	$ 6,593
FFO	586	578	707
Core Office
Disclosure of operating segments [line items]
Revenue	2,210	2,198	2,049
FFO	325	539	495
Core Retail
Disclosure of operating segments [line items]
Revenue	1,557	1,510	1,612
FFO	626	450	521
LP Investments
Disclosure of operating segments [line items]
Revenue	3,593	3,387	2,920
FFO	288	179	64
Corporate
Disclosure of operating segments [line items]
Revenue	5	5	12
FFO	$ (653)	$ (590)	$ (373)